Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Note [Line Items]
Unrealized gain (loss) on securities, At beginning of year	¥ 28,973	¥ 33,128	¥ 17,470
Unrealized gain (loss) on securities, Change during the year	6,626	(4,155)	15,658
Unrealized gain (loss) on securities, At end of year	35,599	28,973	33,128
Unrealized gain (loss) on derivative instruments, At beginning of year	(957)	686	1,613
Unrealized gain (loss) on derivative instruments, Change during the year	(935)	(1,643)	(927)
Unrealized gain (loss) on derivative instruments, At end of year	(1,892)	(957)	686
Foreign currency translation adjustments, At beginning of year	(41,248)	(8,478)	(16,265)
Foreign currency translation adjustments, Change during the year	(54,924)	(32,770)	7,787
Foreign currency translation adjustments, At end of year	(96,172)	(41,248)	(8,478)
Pension liability adjustments, At beginning of year	(290,476)	(214,942)	(344,735)
Pension liability adjustments, Change during the year	(4,902)	(75,534)	129,793
Pension liability adjustments, At end of year	(295,378)	(290,476)	(214,942)
Total accumulated other comprehensive income (loss), At beginning of year	(303,708)	(189,606)	(341,917)
Total accumulated other comprehensive income (loss), Change during the year	(54,135)	(114,102)	152,311
Total accumulated other comprehensive income (loss), At end of year	¥ (357,843)	¥ (303,708)	¥ (189,606)